Note 12 - Segmented Information (Tables)	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of geographical areas [text block]
	September 30, 2023	March 31, 2023
Exploration and evaluation assets
Canada	$11,397,151	$10,713,334
United States	1,806,576	1,706,457
	$13,203,727	$12,477,791